Public Offering (Details) - USD ($)	Oct. 16, 2020	Oct. 14, 2020	Oct. 13, 2020	Sep. 30, 2021	Dec. 31, 2020
Public Offering (Details) [Line Items]
Price per unit				$ 10.1	$ 10.1
Share price			$ 11.5
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Number of shares sold (in Shares)			7,000,000
Price per unit			$ 10
Gross proceeds (in Dollars)			$ 70,000,000
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Price per unit	$ 10
Gross proceeds (in Dollars)	$ 2,781,510
Sale of an additional units (in Shares)		278,151